DISPOSALS OF CONSOLIDATED ENTITIES	6 Months Ended
Jun. 30, 2026
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

4. DISPOSALS OF CONSOLIDATED ENTITIES

TDTJS was dissolved on January 15, 2025. The dissolution resulted in a recorded loss of $68,545 for the year ended December 31, 2025.

TEPH and TPGXT were dissolved on April 29, 2025 and June 11, 2025, respectively. The dissolution of these companies results in minimal gain or loss for the year ended December 31, 2025.

The Company disposed of 60% equity interests of BTAT to an unrelated third party for consideration of RMB 360,000 on March 13, 2026.

The disposal of BTAT was not qualified as discontinued operations as it does not represent a strategic shift that has had a major impact on the Company’s operations or financial results.

The dissolution of TDTJS, TEPH and TPGXT were not qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.